Consolidated Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income
Interest Income	$ 331,044	$ 335,677	$ 301,808
Expenses
Management fee to related party	4,637,997	5,895,201	2,523,863
Brokerage fees and expenses	377,195	1,300,472	712,620
Total expenses	5,015,192	7,195,673	3,236,483
Net Investment Loss	(4,684,148)	(6,859,996)	(2,934,675)
Realized Gain (Loss) on
Investments	1,429	451	(403)
Futures Contracts	(55,222,884)	36,755,383	43,285,484
Net Realized Gain (Loss)	(55,221,455)	36,755,834	43,285,081
Net Change in Unrealized Gain (Loss) on
Investments	15,980	(20,292)	18,076
Futures Contracts	32,487,331	(103,641,471)	46,259,451
Net Change in Unrealized Gain (Loss)	32,503,311	(103,661,763)	46,277,527
Net Realized and Unrealized Gain (Loss) on Investments and Future Contracts	(22,718,144)	(66,905,929)	89,562,608
Net Gain (Loss)	(27,402,292)	(73,765,925)	86,627,933
Greenhaven Continuous Commodity Index Master Fund
Income
Interest Income	331,044	335,677	301,808
Expenses
Management fee to related party	4,637,997	5,895,201	2,523,863
Brokerage fees and expenses	377,195	1,300,472	712,620
Total expenses	5,015,192	7,195,673	3,236,483
Net Investment Loss	(4,684,148)	(6,859,996)	(2,934,675)
Realized Gain (Loss) on
Investments	1,429	451	(403)
Futures Contracts	(55,222,884)	36,755,383	43,285,484
Net Realized Gain (Loss)	(55,221,455)	36,755,834	43,285,081
Net Change in Unrealized Gain (Loss) on
Investments	15,980	(20,292)	18,076
Futures Contracts	32,487,331	(103,641,471)	46,259,451
Net Change in Unrealized Gain (Loss)	32,503,311	(103,661,763)	46,277,527
Net Realized and Unrealized Gain (Loss) on Investments and Future Contracts	(22,718,144)	(66,905,929)	89,562,608
Net Gain (Loss)	$ (27,402,292)	$ (73,765,925)	$ 86,627,933